PROPERTY AND EQUIPMENT, NET - Carrying amounts of property and equipment held under capital leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Lessee, Lease, Description [Line Items]
Property and equipment held under finance leases, gross	¥ 1,954,707	$ 306,736	¥ 2,079,482
Less: Accumulated depreciation	(629,927)	(98,849)	(661,796)
Property and equipment held under finance leases net excluding construction in progress	1,324,780	207,887	1,417,686
Construction-in-progress	3,239,407	508,334	2,234,286
Impairment	(17,377)	(2,727)	(17,613)
Property and equipment held under finance leases, net	¥ 1,307,403	$ 205,160	¥ 1,492,618
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Property, Plant and Equipment, Net	Property, Plant and Equipment, Net	Property, Plant and Equipment, Net
Property
Lessee, Lease, Description [Line Items]
Property and equipment held under finance leases, gross	¥ 993,158	$ 155,848	¥ 921,970
Computer and network equipment
Lessee, Lease, Description [Line Items]
Property and equipment held under finance leases, gross	823,625	129,245	1,019,588
Optical Fibers
Lessee, Lease, Description [Line Items]
Property and equipment held under finance leases, gross	¥ 137,924	$ 21,643	137,924
Construction-in-progress
Lessee, Lease, Description [Line Items]
Construction-in-progress			¥ 92,545